MATURITY OF FINANCIAL ASSETS AND LIABILITIES (Details) - CLP ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Total financial assets		$ 39,132,512	$ 35,823,605
Total financial liabilities		35,887,052	32,675,685
Deposits and Interbank Borrowings [Member]
Disclosure of financial assets [line items]
Total financial liabilities		8,741,417	7,768,166
Cash items in process of being cleared [Member]
Disclosure of financial assets [line items]
Total financial liabilities		163,043	486,726
Obligations under repurchase agreements [Member]
Disclosure of financial assets [line items]
Total financial liabilities		48,545	268,061
Time deposits and other time liabilities [Member]
Disclosure of financial assets [line items]
Total financial liabilities		13,067,819	11,913,945
Financial Derivative Contracts [Member]
Disclosure of financial assets [line items]
Total financial liabilities		2,517,728	2,139,488
Interbank Borrowings [Member]
Disclosure of financial assets [line items]
Total financial liabilities		1,788,626	1,698,357
Issue debt instruments [Member]
Disclosure of financial assets [line items]
Total financial liabilities		8,115,233	7,093,653
Other financial liabilities [Member]
Disclosure of financial assets [line items]
Total financial liabilities		215,400	242,030
Guarantees received (margin accounts) [Member]
Disclosure of financial assets [line items]
Total financial liabilities		540,091	408,313
Demand [Member]
Disclosure of financial assets [line items]
Total financial assets		2,827,612	3,214,657
Total financial liabilities		9,786,584	8,966,477
Demand [Member] | Deposits and Interbank Borrowings [Member]
Disclosure of financial assets [line items]
Total financial liabilities		8,741,417	7,768,166
Demand [Member] | Cash items in process of being cleared [Member]
Disclosure of financial assets [line items]
Total financial liabilities		163,043	486,726
Demand [Member] | Obligations under repurchase agreements [Member]
Disclosure of financial assets [line items]
Total financial liabilities
Demand [Member] | Time deposits and other time liabilities [Member]
Disclosure of financial assets [line items]
Total financial liabilities		122,974	121,479
Demand [Member] | Financial Derivative Contracts [Member]
Disclosure of financial assets [line items]
Total financial liabilities
Demand [Member] | Interbank Borrowings [Member]
Disclosure of financial assets [line items]
Total financial liabilities		39,378	4,130
Demand [Member] | Issue debt instruments [Member]
Disclosure of financial assets [line items]
Total financial liabilities
Demand [Member] | Other financial liabilities [Member]
Disclosure of financial assets [line items]
Total financial liabilities		179,681	177,663
Demand [Member] | Guarantees received (margin accounts) [Member]
Disclosure of financial assets [line items]
Total financial liabilities		540,091	408,313
Not Later Than One Month [Member]
Disclosure of financial assets [line items]
Total financial assets		5,798,664	2,480,411
Total financial liabilities		5,517,050	5,600,399
Not Later Than One Month [Member] | Deposits and Interbank Borrowings [Member]
Disclosure of financial assets [line items]
Total financial liabilities
Not Later Than One Month [Member] | Cash items in process of being cleared [Member]
Disclosure of financial assets [line items]
Total financial liabilities
Not Later Than One Month [Member] | Obligations under repurchase agreements [Member]
Disclosure of financial assets [line items]
Total financial liabilities		48,545	268,061
Not Later Than One Month [Member] | Time deposits and other time liabilities [Member]
Disclosure of financial assets [line items]
Total financial liabilities		5,248,418	5,120,171
Not Later Than One Month [Member] | Financial Derivative Contracts [Member]
Disclosure of financial assets [line items]
Total financial liabilities		131,378	144,410
Not Later Than One Month [Member] | Interbank Borrowings [Member]
Disclosure of financial assets [line items]
Total financial liabilities		16,310	46,013
Not Later Than One Month [Member] | Issue debt instruments [Member]
Disclosure of financial assets [line items]
Total financial liabilities		71,465	21,043
Not Later Than One Month [Member] | Other financial liabilities [Member]
Disclosure of financial assets [line items]
Total financial liabilities		934	701
Not Later Than One Month [Member] | Guarantees received (margin accounts) [Member]
Disclosure of financial assets [line items]
Total financial liabilities
Later Than One Month And Not Later Than Three Months [Member]
Disclosure of financial assets [line items]
Total financial assets		2,451,466	2,655,971
Total financial liabilities		4,675,171	4,852,836
Later Than One Month And Not Later Than Three Months [Member] | Deposits and Interbank Borrowings [Member]
Disclosure of financial assets [line items]
Total financial liabilities
Later Than One Month And Not Later Than Three Months [Member] | Cash items in process of being cleared [Member]
Disclosure of financial assets [line items]
Total financial liabilities
Later Than One Month And Not Later Than Three Months [Member] | Obligations under repurchase agreements [Member]
Disclosure of financial assets [line items]
Total financial liabilities
Later Than One Month And Not Later Than Three Months [Member] | Time deposits and other time liabilities [Member]
Disclosure of financial assets [line items]
Total financial liabilities		4,108,556	4,201,271
Later Than One Month And Not Later Than Three Months [Member] | Financial Derivative Contracts [Member]
Disclosure of financial assets [line items]
Total financial liabilities		120,361	196,444
Later Than One Month And Not Later Than Three Months [Member] | Interbank Borrowings [Member]
Disclosure of financial assets [line items]
Total financial liabilities		404,575	397,419
Later Than One Month And Not Later Than Three Months [Member] | Issue debt instruments [Member]
Disclosure of financial assets [line items]
Total financial liabilities		39,267	55,119
Later Than One Month And Not Later Than Three Months [Member] | Other financial liabilities [Member]
Disclosure of financial assets [line items]
Total financial liabilities		2,412	2,583
Later Than One Month And Not Later Than Three Months [Member] | Guarantees received (margin accounts) [Member]
Disclosure of financial assets [line items]
Total financial liabilities
More Than 3 Months To 1 Year [Member]
Disclosure of financial assets [line items]
Total financial assets		5,461,385	4,933,977
Total financial liabilities		5,633,116	3,991,665
More Than 3 Months To 1 Year [Member] | Deposits and Interbank Borrowings [Member]
Disclosure of financial assets [line items]
Total financial liabilities
More Than 3 Months To 1 Year [Member] | Cash items in process of being cleared [Member]
Disclosure of financial assets [line items]
Total financial liabilities
More Than 3 Months To 1 Year [Member] | Obligations under repurchase agreements [Member]
Disclosure of financial assets [line items]
Total financial liabilities
More Than 3 Months To 1 Year [Member] | Time deposits and other time liabilities [Member]
Disclosure of financial assets [line items]
Total financial liabilities		3,326,199	2,299,018
More Than 3 Months To 1 Year [Member] | Financial Derivative Contracts [Member]
Disclosure of financial assets [line items]
Total financial liabilities		349,551	356,288
More Than 3 Months To 1 Year [Member] | Interbank Borrowings [Member]
Disclosure of financial assets [line items]
Total financial liabilities		1,188,692	1,030,241
More Than 3 Months To 1 Year [Member] | Issue debt instruments [Member]
Disclosure of financial assets [line items]
Total financial liabilities		745,830	274,239
More Than 3 Months To 1 Year [Member] | Other financial liabilities [Member]
Disclosure of financial assets [line items]
Total financial liabilities		22,844	31,879
More Than 3 Months To 1 Year [Member] | Guarantees received (margin accounts) [Member]
Disclosure of financial assets [line items]
Total financial liabilities
Due Within 1 Year [Member]
Disclosure of financial assets [line items]
Total financial assets		16,539,127	13,285,016
Total financial liabilities		25,611,921	23,411,377
Due Within 1 Year [Member] | Deposits and Interbank Borrowings [Member]
Disclosure of financial assets [line items]
Total financial liabilities		8,741,417	7,768,166
Due Within 1 Year [Member] | Cash items in process of being cleared [Member]
Disclosure of financial assets [line items]
Total financial liabilities		163,043	486,726
Due Within 1 Year [Member] | Obligations under repurchase agreements [Member]
Disclosure of financial assets [line items]
Total financial liabilities		48,545	268,061
Due Within 1 Year [Member] | Time deposits and other time liabilities [Member]
Disclosure of financial assets [line items]
Total financial liabilities		12,806,147	11,741,939
Due Within 1 Year [Member] | Financial Derivative Contracts [Member]
Disclosure of financial assets [line items]
Total financial liabilities		601,290	697,142
Due Within 1 Year [Member] | Interbank Borrowings [Member]
Disclosure of financial assets [line items]
Total financial liabilities		1,648,955	1,477,803
Due Within 1 Year [Member] | Issue debt instruments [Member]
Disclosure of financial assets [line items]
Total financial liabilities		205,871	350,401
Due Within 1 Year [Member] | Other financial liabilities [Member]
Disclosure of financial assets [line items]
Total financial liabilities		856,562	212,826
Due Within 1 Year [Member] | Guarantees received (margin accounts) [Member]
Disclosure of financial assets [line items]
Total financial liabilities		540,091	408,313
Between 1 and 3 years [Member]
Disclosure of financial assets [line items]
Total financial assets		6,219,277	6,240,042
Total financial liabilities		3,268,117	2,461,121
Between 1 and 3 years [Member] | Deposits and Interbank Borrowings [Member]
Disclosure of financial assets [line items]
Total financial liabilities
Between 1 and 3 years [Member] | Cash items in process of being cleared [Member]
Disclosure of financial assets [line items]
Total financial liabilities
Between 1 and 3 years [Member] | Obligations under repurchase agreements [Member]
Disclosure of financial assets [line items]
Total financial liabilities
Between 1 and 3 years [Member] | Time deposits and other time liabilities [Member]
Disclosure of financial assets [line items]
Total financial liabilities		191,547	106,833
Between 1 and 3 years [Member] | Financial Derivative Contracts [Member]
Disclosure of financial assets [line items]
Total financial liabilities		495,789	378,582
Between 1 and 3 years [Member] | Interbank Borrowings [Member]
Disclosure of financial assets [line items]
Total financial liabilities		139,671	220,554
Between 1 and 3 years [Member] | Issue debt instruments [Member]
Disclosure of financial assets [line items]
Total financial liabilities		2,431,849	1,727,571
Between 1 and 3 years [Member] | Other financial liabilities [Member]
Disclosure of financial assets [line items]
Total financial liabilities		9,261	27,581
Between 1 and 3 years [Member] | Guarantees received (margin accounts) [Member]
Disclosure of financial assets [line items]
Total financial liabilities
Later than three years and not later than five years [Member]
Disclosure of financial assets [line items]
Total financial assets		3,808,562	4,375,295
Total financial liabilities		2,027,157	2,466,344
Later than three years and not later than five years [Member] | Deposits and Interbank Borrowings [Member]
Disclosure of financial assets [line items]
Total financial liabilities
Later than three years and not later than five years [Member] | Cash items in process of being cleared [Member]
Disclosure of financial assets [line items]
Total financial liabilities
Later than three years and not later than five years [Member] | Obligations under repurchase agreements [Member]
Disclosure of financial assets [line items]
Total financial liabilities
Later than three years and not later than five years [Member] | Time deposits and other time liabilities [Member]
Disclosure of financial assets [line items]
Total financial liabilities		6,137	2,811
Later than three years and not later than five years [Member] | Financial Derivative Contracts [Member]
Disclosure of financial assets [line items]
Total financial liabilities		471,185	358,358
Later than three years and not later than five years [Member] | Interbank Borrowings [Member]
Disclosure of financial assets [line items]
Total financial liabilities
Later than three years and not later than five years [Member] | Issue debt instruments [Member]
Disclosure of financial assets [line items]
Total financial liabilities		1,549,743	2,104,771
Later than three years and not later than five years [Member] | Other financial liabilities [Member]
Disclosure of financial assets [line items]
Total financial liabilities		92	404
Later than three years and not later than five years [Member] | Guarantees received (margin accounts) [Member]
Disclosure of financial assets [line items]
Total financial liabilities
Due After 5 Years [Member]
Disclosure of financial assets [line items]
Total financial assets		11,877,024	11,569,324
Total financial liabilities		4,290,707	4,610,589
Due After 5 Years [Member] | Deposits and Interbank Borrowings [Member]
Disclosure of financial assets [line items]
Total financial liabilities
Due After 5 Years [Member] | Cash items in process of being cleared [Member]
Disclosure of financial assets [line items]
Total financial liabilities
Due After 5 Years [Member] | Obligations under repurchase agreements [Member]
Disclosure of financial assets [line items]
Total financial liabilities
Due After 5 Years [Member] | Time deposits and other time liabilities [Member]
Disclosure of financial assets [line items]
Total financial liabilities		63,988	62,362
Due After 5 Years [Member] | Financial Derivative Contracts [Member]
Disclosure of financial assets [line items]
Total financial liabilities		949,464	705,406
Due After 5 Years [Member] | Interbank Borrowings [Member]
Disclosure of financial assets [line items]
Total financial liabilities
Due After 5 Years [Member] | Issue debt instruments [Member]
Disclosure of financial assets [line items]
Total financial liabilities		3,277,079	2,910,910
Due After 5 Years [Member] | Other financial liabilities [Member]
Disclosure of financial assets [line items]
Total financial liabilities		176	1,219
Due After 5 Years [Member] | Guarantees received (margin accounts) [Member]
Disclosure of financial assets [line items]
Total financial liabilities
More Than 1 Year [Member]
Disclosure of financial assets [line items]
Total financial assets		21,904,863	22,184,661
Total financial liabilities		9,585,981	8,607,362
More Than 1 Year [Member] | Deposits and Interbank Borrowings [Member]
Disclosure of financial assets [line items]
Total financial liabilities
More Than 1 Year [Member] | Cash items in process of being cleared [Member]
Disclosure of financial assets [line items]
Total financial liabilities
More Than 1 Year [Member] | Obligations under repurchase agreements [Member]
Disclosure of financial assets [line items]
Total financial liabilities
More Than 1 Year [Member] | Time deposits and other time liabilities [Member]
Disclosure of financial assets [line items]
Total financial liabilities		261,672	172,006
More Than 1 Year [Member] | Financial Derivative Contracts [Member]
Disclosure of financial assets [line items]
Total financial liabilities		1,916,438	1,442,346
More Than 1 Year [Member] | Interbank Borrowings [Member]
Disclosure of financial assets [line items]
Total financial liabilities		139,671	220,554
More Than 1 Year [Member] | Issue debt instruments [Member]
Disclosure of financial assets [line items]
Total financial liabilities		7,258,670	6,743,252
More Than 1 Year [Member] | Other financial liabilities [Member]
Disclosure of financial assets [line items]
Total financial liabilities		9,529	29,204
More Than 1 Year [Member] | Guarantees received (margin accounts) [Member]
Disclosure of financial assets [line items]
Total financial liabilities
Cash And Deposits In Banks [Member]
Disclosure of financial assets [line items]
Total financial assets		2,065,411	1,452,922
Cash And Deposits In Banks [Member] | Demand [Member]
Disclosure of financial assets [line items]
Total financial assets		2,065,411	1,452,922
Cash And Deposits In Banks [Member] | Not Later Than One Month [Member]
Disclosure of financial assets [line items]
Total financial assets
Cash And Deposits In Banks [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure of financial assets [line items]
Total financial assets
Cash And Deposits In Banks [Member] | More Than 3 Months To 1 Year [Member]
Disclosure of financial assets [line items]
Total financial assets
Cash And Deposits In Banks [Member] | Due Within 1 Year [Member]
Disclosure of financial assets [line items]
Total financial assets		2,065,411	1,452,922
Cash And Deposits In Banks [Member] | Between 1 and 3 years [Member]
Disclosure of financial assets [line items]
Total financial assets
Cash And Deposits In Banks [Member] | Later than three years and not later than five years [Member]
Disclosure of financial assets [line items]
Total financial assets
Cash And Deposits In Banks [Member] | Due After 5 Years [Member]
Disclosure of financial assets [line items]
Total financial assets
Cash And Deposits In Banks [Member] | More Than 1 Year [Member]
Disclosure of financial assets [line items]
Total financial assets
Cash Items In Process Of Collection [Member]
Disclosure of financial assets [line items]
Total financial assets		353,757	668,145
Cash Items In Process Of Collection [Member] | Demand [Member]
Disclosure of financial assets [line items]
Total financial assets		353,757	668,145
Cash Items In Process Of Collection [Member] | Not Later Than One Month [Member]
Disclosure of financial assets [line items]
Total financial assets
Cash Items In Process Of Collection [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure of financial assets [line items]
Total financial assets
Cash Items In Process Of Collection [Member] | More Than 3 Months To 1 Year [Member]
Disclosure of financial assets [line items]
Total financial assets
Cash Items In Process Of Collection [Member] | Due Within 1 Year [Member]
Disclosure of financial assets [line items]
Total financial assets		353,757	668,145
Cash Items In Process Of Collection [Member] | Between 1 and 3 years [Member]
Disclosure of financial assets [line items]
Total financial assets
Cash Items In Process Of Collection [Member] | Later than three years and not later than five years [Member]
Disclosure of financial assets [line items]
Total financial assets
Cash Items In Process Of Collection [Member] | Due After 5 Years [Member]
Disclosure of financial assets [line items]
Total financial assets
Cash Items In Process Of Collection [Member] | More Than 1 Year [Member]
Disclosure of financial assets [line items]
Total financial assets
Trading Investments [Member]
Disclosure of financial assets [line items]
Total financial assets			485,736
Trading Investments [Member] | Demand [Member]
Disclosure of financial assets [line items]
Total financial assets
Trading Investments [Member] | Not Later Than One Month [Member]
Disclosure of financial assets [line items]
Total financial assets			72,983
Trading Investments [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure of financial assets [line items]
Total financial assets			4,024
Trading Investments [Member] | More Than 3 Months To 1 Year [Member]
Disclosure of financial assets [line items]
Total financial assets			68,277
Trading Investments [Member] | Due Within 1 Year [Member]
Disclosure of financial assets [line items]
Total financial assets			145,284
Trading Investments [Member] | Between 1 and 3 years [Member]
Disclosure of financial assets [line items]
Total financial assets			110,824
Trading Investments [Member] | Later than three years and not later than five years [Member]
Disclosure of financial assets [line items]
Total financial assets			90,507
Trading Investments [Member] | Due After 5 Years [Member]
Disclosure of financial assets [line items]
Total financial assets			139,121
Trading Investments [Member] | More Than 1 Year [Member]
Disclosure of financial assets [line items]
Total financial assets			340,452
Investments Under Resale Agreements [Member]
Disclosure of financial assets [line items]
Total financial assets
Investments Under Resale Agreements [Member] | Demand [Member]
Disclosure of financial assets [line items]
Total financial assets
Investments Under Resale Agreements [Member] | Not Later Than One Month [Member]
Disclosure of financial assets [line items]
Total financial assets
Investments Under Resale Agreements [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure of financial assets [line items]
Total financial assets
Investments Under Resale Agreements [Member] | More Than 3 Months To 1 Year [Member]
Disclosure of financial assets [line items]
Total financial assets
Investments Under Resale Agreements [Member] | Due Within 1 Year [Member]
Disclosure of financial assets [line items]
Total financial assets
Investments Under Resale Agreements [Member] | Between 1 and 3 years [Member]
Disclosure of financial assets [line items]
Total financial assets
Investments Under Resale Agreements [Member] | Later than three years and not later than five years [Member]
Disclosure of financial assets [line items]
Total financial assets
Investments Under Resale Agreements [Member] | Due After 5 Years [Member]
Disclosure of financial assets [line items]
Total financial assets
Investments Under Resale Agreements [Member] | More Than 1 Year [Member]
Disclosure of financial assets [line items]
Total financial assets
Financial Derivative Contracts [Member]
Disclosure of financial assets [line items]
Total financial assets		3,100,635	2,238,647
Financial Derivative Contracts [Member] | Demand [Member]
Disclosure of financial assets [line items]
Total financial assets
Financial Derivative Contracts [Member] | Not Later Than One Month [Member]
Disclosure of financial assets [line items]
Total financial assets		111,268	135,780
Financial Derivative Contracts [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure of financial assets [line items]
Total financial assets			198,876
Financial Derivative Contracts [Member] | More Than 3 Months To 1 Year [Member]
Disclosure of financial assets [line items]
Total financial assets		543,722	410,415
Financial Derivative Contracts [Member] | Due Within 1 Year [Member]
Disclosure of financial assets [line items]
Total financial assets		783,014	745,071
Financial Derivative Contracts [Member] | Between 1 and 3 years [Member]
Disclosure of financial assets [line items]
Total financial assets		723,622	385,428
Financial Derivative Contracts [Member] | Later than three years and not later than five years [Member]
Disclosure of financial assets [line items]
Total financial assets		552,133	371,090
Financial Derivative Contracts [Member] | Due After 5 Years [Member]
Disclosure of financial assets [line items]
Total financial assets		1,041,866	737,058
Financial Derivative Contracts [Member] | More Than 1 Year [Member]
Disclosure of financial assets [line items]
Total financial assets		2,317,621	1,493,576
Interbank Borrowings [Member]
Disclosure of financial assets [line items]
Total financial assets	[1]		162,685
Interbank Borrowings [Member] | Demand [Member]
Disclosure of financial assets [line items]
Total financial assets	[1]
Interbank Borrowings [Member] | Not Later Than One Month [Member]
Disclosure of financial assets [line items]
Total financial assets	[1]		6,064
Interbank Borrowings [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure of financial assets [line items]
Total financial assets	[1]		152,911
Interbank Borrowings [Member] | More Than 3 Months To 1 Year [Member]
Disclosure of financial assets [line items]
Total financial assets	[1]		3,710
Interbank Borrowings [Member] | Due Within 1 Year [Member]
Disclosure of financial assets [line items]
Total financial assets	[1]		162,685
Interbank Borrowings [Member] | Between 1 and 3 years [Member]
Disclosure of financial assets [line items]
Total financial assets	[1]
Interbank Borrowings [Member] | Later than three years and not later than five years [Member]
Disclosure of financial assets [line items]
Total financial assets	[1]
Interbank Borrowings [Member] | Due After 5 Years [Member]
Disclosure of financial assets [line items]
Total financial assets	[1]
Interbank Borrowings [Member] | More Than 1 Year [Member]
Disclosure of financial assets [line items]
Total financial assets	[1]
Loans and Account Receivable From Customers and Interbank Loans, Net [Member]
Disclosure of financial assets [line items]
Total financial assets	[2]		27,563,229
Loans and Account Receivable From Customers and Interbank Loans, Net [Member] | Demand [Member]
Disclosure of financial assets [line items]
Total financial assets	[2]		769,823
Loans and Account Receivable From Customers and Interbank Loans, Net [Member] | Not Later Than One Month [Member]
Disclosure of financial assets [line items]
Total financial assets	[2]		2,206,734
Loans and Account Receivable From Customers and Interbank Loans, Net [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure of financial assets [line items]
Total financial assets	[2]		2,288,372
Loans and Account Receivable From Customers and Interbank Loans, Net [Member] | More Than 3 Months To 1 Year [Member]
Disclosure of financial assets [line items]
Total financial assets	[2]		4,348,975
Loans and Account Receivable From Customers and Interbank Loans, Net [Member] | Due Within 1 Year [Member]
Disclosure of financial assets [line items]
Total financial assets	[2]		9,613,904
Loans and Account Receivable From Customers and Interbank Loans, Net [Member] | Between 1 and 3 years [Member]
Disclosure of financial assets [line items]
Total financial assets	[2]		5,187,501
Loans and Account Receivable From Customers and Interbank Loans, Net [Member] | Later than three years and not later than five years [Member]
Disclosure of financial assets [line items]
Total financial assets	[2]		2,938,326
Loans and Account Receivable From Customers and Interbank Loans, Net [Member] | Due After 5 Years [Member]
Disclosure of financial assets [line items]
Total financial assets	[2]		9,823,498
Loans and Account Receivable From Customers and Interbank Loans, Net [Member] | More Than 1 Year [Member]
Disclosure of financial assets [line items]
Total financial assets	[2]		17,949,325
Available For Sale Investments [Member]
Disclosure of financial assets [line items]
Total financial assets		77,041	2,574,546
Available For Sale Investments [Member] | Demand [Member]
Disclosure of financial assets [line items]
Total financial assets
Available For Sale Investments [Member] | Not Later Than One Month [Member]
Disclosure of financial assets [line items]
Total financial assets		1,064	58,850
Available For Sale Investments [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure of financial assets [line items]
Total financial assets			11,788
Available For Sale Investments [Member] | More Than 3 Months To 1 Year [Member]
Disclosure of financial assets [line items]
Total financial assets		11,642	102,600
Available For Sale Investments [Member] | Due Within 1 Year [Member]
Disclosure of financial assets [line items]
Total financial assets		12,706	173,238
Available For Sale Investments [Member] | Between 1 and 3 years [Member]
Disclosure of financial assets [line items]
Total financial assets		16,331	556,289
Available For Sale Investments [Member] | Later than three years and not later than five years [Member]
Disclosure of financial assets [line items]
Total financial assets		20,080	975,372
Available For Sale Investments [Member] | Due After 5 Years [Member]
Disclosure of financial assets [line items]
Total financial assets		27,924	869,647
Available For Sale Investments [Member] | More Than 1 Year [Member]
Disclosure of financial assets [line items]
Total financial assets		64,335	2,401,308
Guarantee Deposits (Margin Accounts) [Member]
Disclosure of financial assets [line items]
Total financial assets		170,232	323,767
Guarantee Deposits (Margin Accounts) [Member] | Demand [Member]
Disclosure of financial assets [line items]
Total financial assets		170,232	323,767
Guarantee Deposits (Margin Accounts) [Member] | Not Later Than One Month [Member]
Disclosure of financial assets [line items]
Total financial assets
Guarantee Deposits (Margin Accounts) [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure of financial assets [line items]
Total financial assets
Guarantee Deposits (Margin Accounts) [Member] | More Than 3 Months To 1 Year [Member]
Disclosure of financial assets [line items]
Total financial assets
Guarantee Deposits (Margin Accounts) [Member] | Due Within 1 Year [Member]
Disclosure of financial assets [line items]
Total financial assets		170,232	323,767
Guarantee Deposits (Margin Accounts) [Member] | Between 1 and 3 years [Member]
Disclosure of financial assets [line items]
Total financial assets
Guarantee Deposits (Margin Accounts) [Member] | Later than three years and not later than five years [Member]
Disclosure of financial assets [line items]
Total financial assets
Guarantee Deposits (Margin Accounts) [Member] | Due After 5 Years [Member]
Disclosure of financial assets [line items]
Total financial assets
Guarantee Deposits (Margin Accounts) [Member] | More Than 1 Year [Member]
Disclosure of financial assets [line items]
Total financial assets
Loans and accounts receivables at amortised cost [Member]
Disclosure of financial assets [line items]
Total financial assets		30,213,414
Loans and accounts receivables at amortised cost [Member] | Demand [Member]
Disclosure of financial assets [line items]
Total financial assets		238,212
Loans and accounts receivables at amortised cost [Member] | Not Later Than One Month [Member]
Disclosure of financial assets [line items]
Total financial assets		3,295,003
Loans and accounts receivables at amortised cost [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure of financial assets [line items]
Total financial assets		128,024
Loans and accounts receivables at amortised cost [Member] | More Than 3 Months To 1 Year [Member]
Disclosure of financial assets [line items]
Total financial assets		4,880,726
Loans and accounts receivables at amortised cost [Member] | Due Within 1 Year [Member]
Disclosure of financial assets [line items]
Total financial assets		10,737,383
Loans and accounts receivables at amortised cost [Member] | Between 1 and 3 years [Member]
Disclosure of financial assets [line items]
Total financial assets		5,474,289
Loans and accounts receivables at amortised cost [Member] | Later than three years and not later than five years [Member]
Disclosure of financial assets [line items]
Total financial assets		3,236,349
Loans and accounts receivables at amortised cost [Member] | Due After 5 Years [Member]
Disclosure of financial assets [line items]
Total financial assets		10,765,393
Loans and accounts receivables at amortised cost [Member] | More Than 1 Year [Member]
Disclosure of financial assets [line items]
Total financial assets		19,476,031
Loans and account receivable at fvoci [Member]
Disclosure of financial assets [line items]
Total financial assets		68,694
Loans and account receivable at fvoci [Member] | Demand [Member]
Disclosure of financial assets [line items]
Total financial assets
Loans and account receivable at fvoci [Member] | Not Later Than One Month [Member]
Disclosure of financial assets [line items]
Total financial assets
Loans and account receivable at fvoci [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure of financial assets [line items]
Total financial assets		2,323,442
Loans and account receivable at fvoci [Member] | More Than 3 Months To 1 Year [Member]
Disclosure of financial assets [line items]
Total financial assets		25,294
Loans and account receivable at fvoci [Member] | Due Within 1 Year [Member]
Disclosure of financial assets [line items]
Total financial assets		25,294
Loans and account receivable at fvoci [Member] | Between 1 and 3 years [Member]
Disclosure of financial assets [line items]
Total financial assets		4,949
Loans and account receivable at fvoci [Member] | Later than three years and not later than five years [Member]
Disclosure of financial assets [line items]
Total financial assets
Loans and account receivable at fvoci [Member] | Due After 5 Years [Member]
Disclosure of financial assets [line items]
Total financial assets		38,451
Loans and account receivable at fvoci [Member] | More Than 1 Year [Member]
Disclosure of financial assets [line items]
Total financial assets		43,400
Debt Instruments At FVOCI [Member]
Disclosure of financial assets [line items]
Total financial assets		2,394,323
Debt Instruments At FVOCI [Member] | Demand [Member]
Disclosure of financial assets [line items]
Total financial assets
Debt Instruments At FVOCI [Member] | Not Later Than One Month [Member]
Disclosure of financial assets [line items]
Total financial assets		2,391,329
Debt Instruments At FVOCI [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure of financial assets [line items]
Total financial assets
Debt Instruments At FVOCI [Member] | More Than 3 Months To 1 Year [Member]
Disclosure of financial assets [line items]
Total financial assets		1
Debt Instruments At FVOCI [Member] | Due Within 1 Year [Member]
Disclosure of financial assets [line items]
Total financial assets		2,391,330
Debt Instruments At FVOCI [Member] | Between 1 and 3 years [Member]
Disclosure of financial assets [line items]
Total financial assets		86
Debt Instruments At FVOCI [Member] | Later than three years and not later than five years [Member]
Disclosure of financial assets [line items]
Total financial assets
Debt Instruments At FVOCI [Member] | Due After 5 Years [Member]
Disclosure of financial assets [line items]
Total financial assets		2,907
Debt Instruments At FVOCI [Member] | More Than 1 Year [Member]
Disclosure of financial assets [line items]
Total financial assets		2,993
Equity instruments at fvoci [Member]
Disclosure of financial assets [line items]
Total financial assets		483
Equity instruments at fvoci [Member] | Demand [Member]
Disclosure of financial assets [line items]
Total financial assets
Equity instruments at fvoci [Member] | Not Later Than One Month [Member]
Disclosure of financial assets [line items]
Total financial assets
Equity instruments at fvoci [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure of financial assets [line items]
Total financial assets
Equity instruments at fvoci [Member] | More Than 3 Months To 1 Year [Member]
Disclosure of financial assets [line items]
Total financial assets
Equity instruments at fvoci [Member] | Due Within 1 Year [Member]
Disclosure of financial assets [line items]
Total financial assets
Equity instruments at fvoci [Member] | Between 1 and 3 years [Member]
Disclosure of financial assets [line items]
Total financial assets
Equity instruments at fvoci [Member] | Later than three years and not later than five years [Member]
Disclosure of financial assets [line items]
Total financial assets
Equity instruments at fvoci [Member] | Due After 5 Years [Member]
Disclosure of financial assets [line items]
Total financial assets		483
Equity instruments at fvoci [Member] | More Than 1 Year [Member]
Disclosure of financial assets [line items]
Total financial assets		$ 483

[1]	Interbank loans are presented on a gross basis. The amount of allowance is Ch$472 million.
[2]	Loans and accounts receivables from customers are presented on a gross basis. Provisions amounts according to type of loan are detailed as follows: Commercial loans Ch$ 437,863 million, Mortgage loans Ch$ 69,066 million, and Consumer loans Ch$ 283,756 million.